     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 5, 1998

                                                      REGISTRATION NO. 333-
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                             ---------------------

                                    FORM N-2
                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                             ---------------------

                           SIRROM CAPITAL CORPORATION
               (Exact Name of Registrant as Specified in Charter)

                             ---------------------

                          500 CHURCH STREET, SUITE 200
                           NASHVILLE, TENNESSEE 37219
                                 (615) 256-0701
 (Address and Telephone Number, including area code, of Registrant's Principal
                               Executive Offices)

                                CARL W. STRATTON
                          500 CHURCH STREET, SUITE 200
                           NASHVILLE, TENNESSEE 37219
                    (Name and Address of Agent For Service)

                             ---------------------

                           COPIES OF INFORMATION TO:

                BOB F. THOMPSON                                       FRED B. WHITE, III
             BASS, BERRY & SIMS PLC                        SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP
             FIRST AMERICAN CENTER                                     919 THIRD AVENUE
        NASHVILLE, TENNESSEE 37238-2700                               NEW YORK, NY 10022
                 (615) 742-6200                                         (212) 735-3000

                             ---------------------
     APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the Registration Statement becomes effective.

     If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. [ ]

     If this Form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act, check the following box and list the Securities Act registration statement number of the earlier effective registration statement for the same offering. [X] 333-46051.
                             ---------------------
        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

==============================================================================================================================
                                                                       MAXIMUM              MAXIMUM
           TITLE OF SECURITIES                 AMOUNT BEING           OFFERING        AGGREGATE OFFERING        AMOUNT OF
             BEING REGISTERED                  REGISTERED(1)       PRICE PER UNIT            PRICE          REGISTRATION FEE
------------------------------------------------------------------------------------------------------------------------------
Common Stock, no par value per share......       1,150,000             $25.50             $29,325,000            $8,651
==============================================================================================================================

(1) Includes an aggregate of 150,000 additional shares which the Underwriters have the option to purchase to cover over-allotments, if any.

================================================================================

               INCORPORATION OF CERTAIN INFORMATION BY REFERENCE

     The contents of the Registration Statement on Form N-2 filed by Sirrom Capital Corporation (the "Company") with the Securities and Exchange Commission (Registration No. 333-46051) pursuant to the Securities Act of 1933, as amended, including certain exhibits thereto, are incorporated by reference into this Registration Statement.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Nashville, and State of Tennessee, on the 5th day of March, 1998.

                                          SIRROM CAPITAL CORPORATION

                                          By:     /s/ CARL W. STRATTON
                                            ------------------------------------
                                                      Carl W. Stratton
                                                  Chief Financial Officer

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

                        NAME                                        TITLE                    DATE
                        ----                                        -----                    ----

                          *                            Chairman of the Board             March 5, 1998
-----------------------------------------------------    and Director
              John A. Morris, Jr., M.D.

                          *                            Chief Executive Officer,          March 5, 1998
-----------------------------------------------------    President and Director
                George M. Miller, II                     (Principal Executive Officer)

                /s/ CARL W. STRATTON                   Chief Financial Officer           March 5, 1998
-----------------------------------------------------    (Principal Financial and
                  Carl W. Stratton                       Accounting Officer)

                          *                            Director                          March 5, 1998
-----------------------------------------------------
                  E. Townes Duncan

                          *                            Director                          March 5, 1998
-----------------------------------------------------
                  William D. Eberle

                          *                            Director                          March 5, 1998
-----------------------------------------------------
                  Edward J. Mathias

                          *                            Director                          March 5, 1998
-----------------------------------------------------
                Robert A. McCabe, Jr.

                          *                            Director                          March 5, 1998
-----------------------------------------------------
               Raymond H. Pirtle, Jr.

                          *                            Director                          March 5, 1998
-----------------------------------------------------
                  Keith M. Thompson

                          *                            Director                          March 5, 1998
-----------------------------------------------------
               Christopher H. Williams

                        NAME                                        TITLE                    DATE
                        ----                                        -----                    ----

                          *                            Director                          March 5, 1998
-----------------------------------------------------
                  L. Edward Wilson

*By: /s/ CARL W. STRATTON
     ------------------------------------------------
                  Carl W. Stratton,
                  Attorney-in-fact

                                 EXHIBIT INDEX

EXHIBIT
NUMBER                                 DESCRIPTION
-------                                -----------
   5       --  Opinion of Bass, Berry & Sims PLC
  23.1     --  Consent of Arthur Andersen LLP
  23.2     --  Consent of Bass, Berry & Sims PLC (included in Exhibit 5)
  24       --  Power of Attorney (Incorporated by reference to the
               Registrant's Registration Statement on Form N-2
               (Registration No. 333-46051)).

---------------

* All other exhibits are incorporated by reference to the Registrant's Registration Statement on Form N-2 (Registration No. 333-46051).